NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Risk Concentrations description					As of December 31, 2021, 65% of the Company’s revenues were received through advertisements, which 100% of the advertisement revenue was received through a related party. 32% of the revenues were from publishing and distribution by the Company, which 8% of the article publishing and distribution of the revenue were received through a related party. The remaining revenue of 3% was from the displaying of click based and impressions ads located on the company’s websites
Number of anti-dilutive shares excluded					20,400,000
Depreciation expense	$ 2,216	$ 1,828	$ 4,043	$ 3,656	$ 5,485	$ 25,331
Click Based And Impressions Ads [Member]
Percentage of revenues received						36.00%
Managed Information Technology Services [Member]
Percentage of revenues received						64.00%
CRWE Real Estate Inc. [Member] | 2016 [Member]
Gain on sale of subsidiaries					5,967
Aggregate consideration					$ 100